PREMISES AND EQUIPMENT	12 Months Ended
Jun. 30, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE E - PREMISES AND EQUIPMENT

Premises and equipment at June 30 are comprised of the following:

(in thousands)	2016	2015

Land	$1,693	$1,693
Buildings and improvements	8,005	7,104
Furniture and equipment	1,939	2,219
Automobiles	64	64
	11,701	11,080
Less: accumulated depreciation	5,679	5,845
Balance at end of year	$6,022	$5,235